UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-09709
Highland Floating Rate Advantage Fund
(Exact name of registrant as specified in charter)
NexBank Tower
13455 Noel Road, Suite 900
Dallas, Texas 75240
(Address of principal executive offices) (Zip code)
R. Joseph Dougherty
Highland Capital Management, L.P.
NexBank Tower
13455 Noel Road, Suite 900
Dallas, Texas 75240
(Name and address of agent for service)
Registrant’s telephone number, including area code: (877) 665-1287
Date of fiscal year end: August 31
Date of reporting period: November 30, 2009
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule of Investments is attached herewith.

INVESTMENT PORTFOLIO (unaudited)

As of November 30, 2009	Highland Floating Rate Advantage Fund

Principal Amount ($)		Value ($)
US Senior Loans (a) - 94.2%
AEROSPACE - 5.1%
	AWAS Capital, Inc.
4,998,941	Second Priority Term Loan, 6.31%, 03/15/13	3,715,861
	Continental Airlines, Inc.
1,714,286	Tranche A-1 Term Loan, 3.74%, 06/01/11	1,601,426
4,285,714	Tranche A-2 Term Loan, 3.74%, 06/01/11	4,003,564
	Delta Air Lines, Inc.
980,000	Credit-Linked Deposit Loan, 2.20%, 04/30/12	872,690
6,802,602	Second Lien Term Loan, 3.53%, 04/30/14	5,537,318
2,700,000	Term Loan, 8.75%, 09/27/13	2,693,803
3,646,887	Term Loan Equipment Notes, 3.78%, 09/29/12	3,209,260
	IAP Worldwide Services, Inc.
3,761,605	Second Lien Term Loan, PIK, 6.00%, 06/28/13	1,965,438
	US Airways Group, Inc.
14,965,000	Term Loan, 2.78%, 03/21/14	9,900,320

		33,499,680

BROADCASTING - 5.8%
	All3Media Intermediate Ltd.
4,874,517	Facility B1, 2.75%, 08/31/14	3,850,868
	ComCorp Broadcasting, Inc.
260,128	Revolving Loan, PIK, 17.50%, 10/02/12 (b) (c)	193,275
2,602,365	Term Loan, PIK, 17.50%, 04/02/13 (b) (c)	1,933,557
	Cumulus Media, Inc.
1,403,902	Replacement Term Loan, 06/11/14 (f)	1,155,411
	Univision Communications, Inc.
14,081,410	Initial Term Loan, 2.50%, 09/29/14	11,627,724
	Young Broadcasting, Inc.
60,060	Term Loan, 9.00%, 04/15/10	60,060
27,689,047	Term Loan, 11/03/12 (d)	19,510,949

		38,331,844

CABLE/WIRELESS VIDEO - 11.5%
	Broadstripe, LLC
49,805,220	First Lien Term Loan, PIK, 06/30/11 (b) (d)	40,307,365
1,428,203	Revolving Loan, 06/30/11 (b) (d)	1,155,845
3,277,559	Revolving Loan (DIP), 7.25%, 12/31/09 (b) (e)	3,270,676
	Charter Communications Operating, LLC
21,182,911	New Term Loan, 2.26%, 03/06/14 (f)	19,753,065
	Northland Cable Television, Inc.
4,812,500	First Lien Term Loan B, 4.24%, 12/22/12	4,210,938
6,000,000	Second Lien Term Loan, 8.23%, 06/22/13	4,350,000
	Virgin Media Investment Holdings Ltd.
3,113,487	B4 Facility, 2.28%, 09/03/12	3,022,028

		76,069,917

CHEMICALS - 3.2%
	Georgia Gulf Corp.
5,522,970	Term Loan, 10.00%, 10/03/13	5,496,211
	Nalco Co.
1,492,500	Term Loan, 6.50%, 05/13/16	1,507,052
	Solutia, Inc.
2,229,082	Term Loan, 7.25%, 02/28/14	2,265,304
	Texas Petrochemical, LP
1,761,173	Incremental Term Loan B, 2.88%, 06/27/13 (f)	1,567,443
5,217,803	Term Loan B, 2.88%, 06/27/13 (f)	4,643,845
	Tronox Worldwide LLC
5,946,055	Revolving Credit Loan, 5.91%, 11/28/10 (e)	5,588,222

		21,068,077

DIVERSIFIED MEDIA - 6.0%
	Catalina Marketing Corp
1,433,842	Initial Term Loan, 2.99%, 10/01/14	1,338,857
	Cedar Fair, L.P.
209,508	U.S. Term Loan B, 2.23%, 08/30/12	196,872
2,772,713	U.S. Term Loan B, 4.23%, 08/30/14	2,644,475
	Cengage Learning Acquisitions, Inc.
2,992,366	Term Loan, 2.73%, 07/03/14	2,563,560
	Cydcor, Inc.
5,115,968	First Lien Tranche B Term Loan, 9.00%, 02/05/13	4,732,271
	DTN, Inc.
5,047,491	Tranche C Term Loan, 5.29%, 03/10/13	4,858,210
	Endurance Business Media, Inc.
2,725,784	Term Loan, 07/26/13 (d)	1,499,181
	Harland Clarke Holdings Corp.
6,782,653	Tranche B Term Loan, 2.77%, 06/30/14	5,613,866
	Metro-Goldwyn-Mayer, Inc.
15,370,868	Tranche B Term Loan, 04/09/12 (d)	9,690,103
136,121	Tranche B-1 Term Loan, 04/09/12 (d)	85,814
	Nielsen Finance LLC
877,221	Class A Dollar Term Loan, 2.24%, 08/09/13	795,459
1,992,494	Class B Dollar Term Loan, 3.99%, 05/01/16	1,833,592
	Regal Cinemas Corp.
3,579,163	New Term Loan, 4.03%, 10/27/13	3,523,239

		39,375,499

See accompanying Notes to Investment Portfolio.	1

INVESTMENT PORTFOLIO (unaudited) (continued)

As of November 30, 2009	Highland Floating Rate Advantage Fund

Principal Amount ($)		Value ($)
US Senior Loans (continued)
ENERGY - 4.0%
	Alon USA Energy, Inc.
195,152	Edgington Facility, 2.48%, 08/05/13	164,904
1,561,217	Paramount Facility, 2.49%, 08/05/13	1,319,228
	Coffeyville Resources, LLC
4,236,955	Tranche D Term Loan, 8.50%, 12/28/13	4,232,421
	Monitor US Finco, Inc.
919,772	Second Lien Term Loan, 01/11/15 (b) (d)	—
	Value Creation, Inc.
13,991,696	Term Loan, PIK, 12.50%, 02/15/10	11,114,723
	Venoco, Inc.
10,966,913	Second Lien Term Loan, 4.25%, 05/07/14	9,784,570

		26,615,846

FINANCIAL - 1.4%
	Checksmart Financial Co.
2,500,000	Second Lien Term Loan, 05/01/13	312,500
	HUB International Ltd.
1,210,227	Delayed Draw Term Loan, 2.73%, 06/13/14	1,051,385
6,572,186	Initial Term Loan, 2.73%, 06/13/14	5,709,587
	Nuveen Investments, Inc.
1,500,000	Second Lien Term Loan, 12.50%, 07/31/15 (h)	1,553,753
	Online Resources Corp.
573,529	Term Loan, 2.73%, 02/09/12	464,559

		9,091,784

FOOD AND DRUG - 0.5%
	Rite Aid Corp.
1,994,937	Tranche 2 Term Loan, 1.99%, 06/04/14	1,723,127
987,508	Tranche 3 Term Loan, 6.00%, 06/04/14	909,248
750,000	Tranche 4 Term Loan, 9.50%, 06/10/15	773,910

		3,406,285

FOOD/TOBACCO - 3.0%
	Aramark Canada Ltd.
4,862,500	Canadian Term Loan, 2.16%, 01/26/14	4,400,563
	DS Waters of America, Inc.
2,750,833	Term Loan, 2.54%, 10/29/12	2,596,099
	Pierre Foods, Inc.
513,000	Term Loan B, 8.50%, 09/30/14	518,130
	Sturm Foods, Inc.
4,401,111	Initial First Lien Term Loan, 2.81%, 01/31/14	4,067,374
1,562,500	Initial Second Lien Term Loan, 6.31%, 07/31/14	1,308,594
	WM Bolthouse Farms, Inc.
5,052,620	First Lien Term Loan, 5.50%, 12/16/12	4,935,778
	Wm Wrigley Jr. Co.
1,933,286	Tranche B Term Loan, 6.50%, 09/30/14	1,942,730

		19,769,268

FOREST PRODUCTS/CONTAINERS - 0.2%
	Consolidated Container Company LLC
2,000,000	Second Lien Term Loan, 09/28/14 (f)	1,648,760

GAMING/LEISURE - 8.3%
6,041,285	Drake Hotel Acquisition B Note 1 (b) (d)	—
	Fontainebleau Florida Hotel, LLC
57,500,000	Tranche C Term Loan, 06/06/12 (d)	18,975,000
	Ginn LA Conduit Lender, Inc.
14,595,267	First Lien Tranche A Credit- Linked Deposit, 06/08/11 (d)	1,222,354
31,288,508	First Lien Tranche B Term Loan, 06/08/11 (d)	2,659,523
7,000,000	Second Lien Term Loan, 06/08/12 (d)	140,000
	Green Valley Ranch Gaming LLC
4,560,000	Second Lien Term Loan, 3.55%, 08/16/14	1,037,400
	Lake at Las Vegas Joint Venture
15,790,009	Revolving Loan Credit-Linked Deposit Account, 06/20/12 (d)	394,750
29,991,997	Term Loan, DIP, 7.73%, 04/30/10	16,458,109
165,799,817	Term Loan, PIK, 06/20/12 (d)	2,476,460
	Las Vegas Sands, LLC
279,428	Delayed Draw I Term LoanDelayed Draw I Term Loan, 2.04%, 05/23/14	233,594
1,382,994	Tranche B Term Loan, 2.04%, 05/23/14	1,156,141
	Nevada Land Group, LLC
225,103	First Lien Initial Loan, 40.24%, 11/10/13 (b)	225,103
729,927	Second Lien Initial Loan, 10.00%, 11/12/13 (b) (h)	729,927
	Tamarack Resort, LLC
332,579	Term Loan (d)	299,321
3,196,689	Tranche A Credit-Linked Deposit, 05/19/11 (d)	295,694
4,723,108	Tranche B Term Loan, 05/19/11 (d)	436,887
	VML US Finance, LLC
1,530,726	Term B Delayed Draw Project Loan, 4.76%, 05/25/12	1,443,599
4,919,616	Term B Funded Project Loan, 4.76%, 05/25/12 (f)	4,656,912

See accompanying Notes to Investment Portfolio.	2

INVESTMENT PORTFOLIO (unaudited) (continued)

As of November 30, 2009	Highland Floating Rate Advantage Fund

Principal Amount ($)		Value ($)
US Senior Loans (continued)
GAMING/LEISURE (continued)
	WAICCS Las Vegas 3 LLC
13,000,000	Second Lien Term Loan (d)	1,901,250

		54,742,024

HEALTHCARE - 11.5%
	Aveta, Inc.
1,978,070	MMM Original Term Loan, 5.49%, 08/22/11	1,943,454
293,852	NAMM New Term Loan, 5.49%, 08/22/11	288,709
529,507	NAMM Original Term Loan, 5.49%, 08/22/11	520,240
1,621,074	PHMC Acqusition Term Loan, 5.49%, 08/22/11	1,592,705
	CCS Medical, Inc.
42,791,289	First Lien Term Loan, 09/30/12 (d)	23,535,209
4,750,000	Second Lien Term Loan, 03/30/13 (d)	807,500
1,740,187	Term Loan (DIP), 11.00%, 01/14/10	1,740,187
	Graceway Pharmaceuticals, LLC
6,500,000	Mezzanine Loan, 8.48%, 11/01/13	1,462,500
	HCA, Inc.
693,651	Tranche A-1 Term Loan, 1.78%, 11/16/12	646,261
6,927,956	Tranche B-1 Term Loan, 2.53%, 11/18/13	6,450,585
	IM US Holdings, LLC
7,792,616	First Lien Term Loan, 2.26%, 06/26/14	7,184,792
1,000,000	Second Lien Term Loan, 4.48%, 06/26/15	970,000
	LifeCare Holdings
11,305,344	Term Loan, 4.54%, 08/10/12	9,468,226
	Mylan, Inc.
4,818,000	U.S. Tranche B Term Loan, 3.55%, 10/02/14	4,642,842
	Physiotherapy Associates, Inc./ Benchmark Medical, Inc.
1,500,000	Second Lien Term Loan, 12.00%, 12/31/13	975,000
	Rehabcare Group, Inc.
1,500,000	Term Loan B, 11/24/15 (f)	1,486,500
	Select Medical Corp.
2,221,598	Additional Tranche B-1 Term Loan, 4.02%, 08/22/14	2,146,619
8,328,630	Tranche B-1 Term Loan, 4.02%, 08/22/14	8,047,538
	Warner Chilcott Co., LLC
644,068	Term A Loan, 5.50%, 10/30/14	643,060
322,034	Term B-1 Loan, 5.75%, 04/30/15	321,530
708,475	Term B-2 Loan, 5.75%, 04/30/15	707,366

		75,580,823

HOUSING - 2.9%
	Custom Building Products, Inc.
1,862,576	First Lien Term Loan, 8.00%, 10/29/11	1,820,668
	Kyle Acquisition Group LLC
1,692,857	Facility B (d)	135,429
1,307,143	Facility C, 07/20/11 (d)	104,571
	LBREP/L-Suncal Master I, LLC
4,848,813	First Lien Term Loan, 01/18/10 (d)	145,464
	November 2005 Land Investors, LLC
1,556,102	First Lien Term Loan, 3.73%, 03/31/10	—
	Pacific Clarion, LLC
10,891,261	Term Loan (b) (d) (h)	1,673,987
	Roofing Supply Group, LLC
2,666,057	Term Loan, PIK, 7.25%, 08/24/13	2,492,763
	Westgate Investments, LLC
18,144,492	Senior Secured Loan, PIK, 09/25/10 (d) (h)	8,692,495
5,750,295	Third Lien Term Loan, PIK, 06/30/15 (d) (h)	824,899
	Withers Preserve MB-I
4,237,189	B-Note (b) (d)	1,624,962
	Woodlands Commercial Properties Co., LP
400,000	Secured Term Loan, 2.45%, 08/29/10	356,000
	Woodlands Land Devolopment Co., LP
1,600,000	Secured Term Loan, 2.45%, 08/29/10	1,424,000

		19,295,238

INFORMATION TECHNOLOGY - 5.8%
	Affiliated Computer Services, Inc.
3,000,000	Term Loan B, 03/20/13 (f)	2,954,085
	Applied Systems, Inc.
1,307,855	Term Loan, 2.73%, 09/26/13	1,229,384
	Brocade Communications Systems, Inc.
2,733,593	Term Loan, 7.00%, 10/07/13	2,753,671
	Freescale Semiconductor, Inc.
1,664,509	Term Loan, 1.99%, 11/29/13 (f)	1,365,414
	Infor Enterprise Solutions Holdings, Inc.
4,994,990	Delayed Draw Term Loan, 3.99%, 07/30/12	4,445,541
9,573,730	Initial U.S. Term Loan, 3.99%, 07/30/12	8,520,620
	Kronos, Inc.
2,939,831	First Lien Initial Term Loan, 2.28%, 06/11/14	2,744,333
3,000,000	Second Lien Term Loan, 6.03%, 06/11/15	2,640,000
	SCS Holdings II, Inc.
2,007,871	First Lien Term Loan, 3.03%, 11/30/12	1,832,183
2,000,000	Second Lien Term Loan, 6.28%, 05/30/13	1,700,000

See accompanying Notes to Investment Portfolio.	3

INVESTMENT PORTFOLIO (unaudited) (continued)

As of November 30, 2009	Highland Floating Rate Advantage Fund

Principal Amount ($)		Value ($)
US Senior Loans (continued)
INFORMATION TECHNOLOGY (continued)
	Serena Software, Inc.
4,749,261	Term Loan, 2.32%, 03/11/13	4,345,574
	SunGard Data Systems, Inc.
3,960,000	Incremental Term Loan, 6.75%, 02/28/14	4,001,243

		38,532,048

MANUFACTURING - 1.5%
	Acument Global Technologies, Inc.
1,460,423	Term Loan, PIK, 8.00%, 08/11/13	1,004,040
	Brand Energy & Infrastructure Services, Inc.
2,925,000	First Lien Term B Loan, 2.31%, 02/07/14	2,632,500
	Dana Holdings Corp.
1,842,972	Term Advance, 7.25%, 01/30/15 (f)	1,649,460
	Hillman Group, Inc.
2,069,109	Term Loan B, 3.02%, 03/31/11	2,009,622
	United Central Industrial Supply Co., LLC
2,524,347	Term Loan, 2.49%, 03/31/12	2,417,062

		9,712,684

METALS/MINERALS - 0.4%
	Euramax International, Inc.
2,075,117	Domestic Term Loan (Cash Pay), 10.00%, 06/29/13	1,272,047
2,089,012	Domestic Term Loan, PIK, 14.00%, 06/29/13	1,280,565

		2,552,612

RETAIL - 4.2%
	Burlington Coat Factory Warehouse Corp.
2,127,068	Term Loan, 2.51%, 05/28/13	1,898,855
	Dollar General Corp.
4,987,500	Tranche B-2 Term Loan, 2.98%, 07/07/14	4,666,729
	Guitar Center, Inc.
618,182	Term Loan, 3.74%, 10/09/14	522,367
	Michaels Stores, Inc.
1,098,440	B-1 Term Loan, 2.56%, 10/31/13	949,810
1,478,252	B-2 Term Loan, 4.81%, 07/31/16	1,317,758
	Pilot Travel Centers LLC
1,500,000	Term Loan B, 11/24/15 (f)	1,502,108
	Revlon Consumer Products Corp.
6,000,000	Term Loan, 4.29%, 01/15/12	5,800,020
	Spirit Finance Corp.
17,500,000	Term Loan, 3.28%, 08/01/13	11,083,363

		27,741,010

SERVICE - 4.8%
	Audio Visual Services Group, Inc.
4,234,678	Second Lien Loan, PIK, 6.79%, 08/28/14	550,508
	CCS Inc.
2,938,834	Term Loan, 3.23%, 11/14/14	2,461,273
	First Data Corp.
5,769,595	Initial Tranche B-1 Term Loan, 2.99%, 09/24/14	4,820,006
	Penhall Holding Co.
3,330,430	Term Loan, 9.63%, 04/01/12	183,174
	Sabre, Inc.
6,857,789	Initial Term Loan, 2.49%, 09/30/14	5,855,832
	Safety-Kleen Systems, Inc.
799,876	Synthetic Letter of Credit, 2.75%, 08/02/13	735,886
2,974,207	Term B Loan, 2.75%, 08/02/13	2,736,271
	Total Safety U.S., Inc.
1,000,000	Second Lien Term Loan, 6.74%, 12/08/13	786,880
	Travelport LLC
15,000,000	Letter of Credit, 2.75%, 08/23/13	13,380,075

		31,509,905

TELECOMMUNICATIONS - 1.7%
	Asurion Corp.
1,750,000	First Lien Term Loan, 3.25%, 07/03/14	1,649,419
	Avaya, Inc.
2,992,316	Term Loan, 3.01%, 10/24/14	2,532,262
	Knowledgepoint360 Group, LLC
1,000,000	Second Lien Term Loan, 7.28%, 04/13/15	650,000
	Level 3 Financing, Inc.
3,513,071	Tranche A Term Loan, 2.53%, 03/13/14	2,983,493
1,000,000	Tranche B Term Loan, 11.50%, 03/13/14	1,066,000
	NATG Holdings, LLC
111,543	Term Loan A (b) (d)	—
82,499	Term Loan B-1, 01/23/10 (b) (d)	—
9,116	Tranche A Credit-Linked Certificate of Deposit (b) (d)	—
	Springboard Finance LLC
2,000,000	Dollar Term Loan, 9.00%, 11/19/14 (f)	2,020,630

		10,901,804

TRANSPORTATION — AUTOMOTIVE - 3.0%
	Federal-Mogul Corp.
1,986,486	Tranche B Term Loan, 12/29/14 (f)	1,510,981
1,013,514	Tranche C Term Loan, 12/28/15 (f)	770,909
	Ford Motor Co.
3,000,000	Tranche B-1 Term Loan, 12/15/13 (f)	2,644,365

See accompanying Notes to Investment Portfolio.	4

INVESTMENT PORTFOLIO (unaudited) (continued)

As of November 30, 2009	Highland Floating Rate Advantage Fund

Principal Amount ($)		Value ($)
US Senior Loans (continued)
TRANSPORTATION — AUTOMOTIVE (continued)
	Key Safety Systems, Inc.
15,684,785	First Lien Term Loan, 2.48%, 03/08/14	10,675,536
2,000,000	Second Lien Term Loan, 5.25%, 09/08/14	500,000
	Motor Coach Industries International, Inc.
2,108,274	Second Lien Tranche A, 11.75%, 06/30/12 (b)	1,179,368
1,298,915	Second Lien Tranche B, 11.75%, 06/30/12 (b)	726,613
	Remy International, Inc.
1,667,499	First Lien Tranche B Term Loan, 5.78%, 12/06/13	1,521,593

		19,529,365

TRANSPORTATION — LAND TRANSPORTATION - 0.2%
	JHT Holdings, Inc
18,597	Second Lien Term Loan, PIK, 4.50%, 10/24/13 (b)	10,768
	SIRVA Worldwide, Inc.
600,373	Revolving Credit Loan (Exit Finance), 2.65%, 05/12/12 (e)	270,168
3,765,614	Second Lien Term Loan, PIK, 12.00%, 05/12/15	564,842
1,621,492	Term Loan (Exit Finance), 9.50%, 05/12/12	810,746

		1,656,524

UTILITY - 7.4%
	Bosque Power Co., LLC
9,430,302	Term Loan, 5.53%, 01/16/15	7,614,969
	Calpine Corp.
1,807,933	First Priority Term Loan, 3.19%, 03/29/14	1,657,305
	Coleto Creek Power, LP
512,291	First Lien Synthetic Letter of Credit, 3.03%, 06/28/13	468,746
7,941,720	First Lien Term Loan, 3.02%, 06/28/13	7,238,878
5,805,000	Second Lien Term Loan, 4.23%, 06/28/13	4,300,547
	Dynegy Holdings, Inc.
4,625,724	Letter of Credit Facility Term Loan, 3.99%, 04/02/13	4,376,768
373,323	Tranche B Term Loan, 3.99%, 04/02/13	353,231
	EBG Holdings LLC
3,927,720	Term Loan, PIK, 7.23%, 12/21/16	92,301
	Entegra TC LLC
5,990,500	Third Lien Term Loan, PIK, 6.28%, 10/19/15	2,662,777
	GBGH, LLC
1,762,115	First Lien Term Loan, 4.00%, 06/09/13 (b)	1,409,692
548,384	Second Lien Term Loan, PIK, 12.00%, 06/09/14 (b)	362,372
	Longview Power, LLC
1,125,000	Construction Loan, 2.82%, 08/31/11	1,045,311
2,000,000	Synthetic Revolving Loan, 2.56%, 02/28/13	1,795,790
	Texas Competitive Electric Holdings Co., LLC
15,753,762	Initial Tranche B-2 Term Loan, 3.74%, 10/10/14	11,813,904
	TPF Generation Holdings, LLC
4,000,000	Second Lien Term Loan, 4.49%, 12/15/14	3,426,000

		48,618,591

WIRELESS COMMUNICATIONS - 1.8%
	Digicel International Finance Ltd.
1,000,000	Tranche A — T&T, 09/30/12 (f)	960,000
	Digicel International Finance, Ltd.
9,333,400	Tranche A Term Loan, 2.81%, 03/30/12	8,960,064
	MetroPCS Wireless, Inc.
2,257,631	Tranche B Term Loan, 2.54%, 11/03/13	2,095,568

		12,015,632

	Total US Senior Loans (Cost $1,028,983,381)	621,265,220

Principal Amount
Foreign Denominated Senior Loans (a) - 18.8%
AUSTRALIA - 4.0%
AUD
	PBL Media Group Ltd.
2,790,881	Facility A Term Loan, 6.12%, 12/31/12	2,035,095
12,545,336	Facility B, Tranche 1, 6.37%, 02/07/13	9,387,647
	SMG H5 Pty., Ltd.
19,330,781	Facility A Term Loan, 5.99%, 12/24/12	14,996,013

		26,418,755

AUSTRIA - 3.4%
EUR
	Sacher Funding Ltd.
34,575,465	Euro Term Loan, PIK, 05/14/14 (d)	22,522,651

FRANCE - 0.8%
EUR
	Vivarte
1,811,750	Acquisition Facility, 2.68%, 03/08/16 (e)	1,822,440
	Ypso Holding SA
914,552	Eur C (Acq) Facility, 3.19%, 12/31/15	1,117,077

See accompanying Notes to Investment Portfolio.	5

INVESTMENT PORTFOLIO (unaudited) (continued)

As of November 30, 2009	Highland Floating Rate Advantage Fund

Principal Amount		Value ($)
Foreign Denominated Senior Loans (continued)
FRANCE (continued)
EUR
1,717,724	Eur C (Recap) Facility, 3.19%, 12/31/15	2,100,187

		5,039,704

GERMANY - 1.4%
EUR
	CBR Fashion GmbH
2,250,000	Second Lien Facility, 4.44%, 10/19/16	2,415,287
	Lavena Holding 3 GmbH
6,781,978	Facility D, 4.90%, 09/02/16	4,286,656
6,809,310	Mezzanine Facility, PIK, 4.65%, 03/06/17	2,504,663
	Schieder Mobel Holding, GmbH
385,301	Delayed Draw Term Loan (d)	63,632

		9,270,238

ITALY - 0.7%
EUR
	Wind Telecomunicazioni S.p.A.
1,500,000	B1 Term Loan Facility, 3.68%, 05/27/13 (g)	2,180,142
1,500,000	C1 Term Loan Facility, 4.68%, 05/26/14 (g)	2,191,403

		4,371,545

SPAIN - 1.0%
EUR
	Grupo Gasmedi, S.L.
1,666,667	Second Lien Tranche E Term Loan, 5.46%, 02/11/16	1,876,680
1,610,342	Tranche B Term Loan, 3.21%, 08/11/14	2,055,026
1,610,342	Tranche C Term Loan, 3.71%, 08/11/15	2,055,026
	Maxi PIX Sarl
2,785,880	Euro Term Loan, PIK, 8.72%, 05/31/16	705,808

		6,692,540

UNITED KINGDOM - 6.3%
GBP
	All3Media Intermediate Ltd.
663,243	Facility B1, 3.90%, 08/31/14	903,408
4,281,271	Facility C, 3.79%, 08/31/15	5,831,550
3,000,000	Facility D, 5.66%, 02/29/16	3,569,377
4,098,710	Mezzanine Loan, PIK, 4.72%, 08/31/16	4,876,614
	Ansco UK Finance Co. Ltd.
722,795	Tranche B Term Loan, 3.01%, 03/08/12	1,020,109
	Henson No. 4 Ltd.
1,875,035	Facility B, 4.51%, 10/03/13	2,423,222
1,875,035	Facility C, 5.01%, 02/13/15	2,438,607
	Highland Acquisitions Ltd.
1,000,000	Facility B, 3.36%, 12/31/14	1,431,854
1,000,000	Facility C, 3.86%, 12/31/15	1,440,059
1,164,098	Mezzanine Facility, PIK, 5.62%, 12/29/16	1,513,987
	Towergate Partnership Ltd.
3,125,000	Facility A, 3.02%, 10/31/12	4,256,585
3,125,000	Facility B, 3.52%, 10/31/13	4,256,585
	United Biscuits Holdco Ltd.
3,383,459	Facility B1, 3.39%, 12/15/14	5,239,711
	Virgin Media Investment Holdings Ltd.
1,750,000	C Facility, 3.57%, 03/04/13	2,683,702

		41,885,370

UNITED STATES - 1.2%
GBP
	Aramark Corp.
1,215,625	U.K. Term Loan, 2.67%, 01/26/14	1,815,408
	Knowledgepoint360 Group, LLC
1,591,136	U.K. First Lien Term Loan, 3.87%, 04/13/14	2,193,410
	PlayPower, Inc.
2,393,411	Tranche B Sterling Term Loan, 5.59%, 06/30/12	3,711,781

		7,720,599

	Total Foreign Denominated Senior Loans (Cost $185,820,927)	123,921,402

Principal Amount ($)

Asset-Backed Securities (i) - 3.0%
	ACA CLO, Ltd.
1,000,000	Series 2007-1A, Class D, 2.63%, 06/15/22 (j)	425,000
	ACAS CLO, Ltd.
1,500,000	Series 2007-1A, Class D, 4.53%, 04/20/21 (j)	642,600
	Apidos CDO
1,000,000	Series 2007-5A, Class C, 1.73%, 04/15/21 (j)	580,000
3,000,000	Series 2007-CA, Class B, 1.07%, 05/14/20 (j)	1,800,000
	Babson CLO, Ltd.
1,000,000	Series 2007-1A, Class C, PIK, 01/18/21 (d) (j)	464,500
1,000,000	Series 2007-2A, Class D, PIK, 04/15/21 (d) (j)	400,000
1,034,976	Series 2007-2A, Class E, 04/15/21 (d)	362,242
	Bluemountain CLO, Ltd.

See accompanying Notes to Investment Portfolio.	6

INVESTMENT PORTFOLIO (unaudited) (continued)

As of November 30, 2009	Highland Floating Rate Advantage Fund

Principal Amount ($)		Value ($)
Asset-Backed Securities (continued)
1,000,000	Series 2007-3A, Class D, 1.69%, 03/17/21 (j)	561,311
1,000,000	Series 2007-3A, Class E, 3.84%, 03/17/21 (j)	491,510
	Cent CDO, Ltd.
2,000,000	Series 2007-15A, Class C, 2.55%, 03/11/21 (j)	1,024,200
	Commercial Industrial Finance Corp.
962,970	Series 2006-2A, Class B2L, 4.36%, 03/01/21 (j)	381,577
	Goldman Sachs Asset Management CLO, PLC,
2,000,000	Series 2007-1A, Class D, 3.03%, 08/01/22 (j)	670,000
1,066,823	Series 2007-1A, Class E, PIK, 08/01/22 (d) (j)	149,355
	Greywolf CLO, Ltd
814,466	Series 2007-1A, Class E, 02/18/21 (d) (j)	399,088
	GSC Partners CDO Fund, Ltd.,
1,000,000	Series 2007-8A, Class C, 1.76%, 04/17/21 (j)	246,600
	ING Investment Management
6,000,000	Series 2007-5A, Class B, 1.38%, 05/01/22 (j)	3,720,000
	Inwood Park CDO, Ltd.
1,000,000	Series 2006-1A, Class E, 3.78%, 01/20/21 (j)	570,000
	Landmark CDO
1,000,000	Series 2007-9A, Class E, 3.78%, 04/15/21 (j)	491,300
	Madison Park Funding I Ltd.
1,000,000	Series 2007-5A, Class D, 3.76%, 02/26/21 (j)	423,400
	Ocean Trails CLO
2,500,000	Series 2007-2A, Class C, 2.63%, 06/27/22 (j)	1,275,000
	PPM Grayhawk CLO, Ltd.
826,734	Series 2007-1A, Class D, PIK, 3.88%, 04/18/21 (j)	283,735
	Stanfield Daytona CLO, Ltd.
1,000,000	Series 2007-1A, Class B1L, 1.63%, 04/27/21 (j)	540,000
	Stanfield McLaren CLO, Ltd.
3,000,000	Series 2007-1A, Class B1L, 2.66%, 02/27/21 (j)	1,560,000
953,499	Series 2007-1A, Class B2L, 4.76%, 02/27/21 (j)	395,511
	Stone Tower CLO, Ltd.
4,000,000	Series 2007-6A, Class C, 1.63%, 04/17/21 (j)	1,800,000

	Total Asset-Backed Securities (Cost $28,743,092)	19,656,929

Corporate Notes and Bonds - 1.3%

UTILITY - 1.3%
	Calpine Corp.
9,104,000	7.25%, 10/15/17 (j)	8,557,760

	Total Corporate Notes and Bonds (Cost $8,555,069)	8,557,760

Claims (k) - 0.0%

RETAIL - 0.0%
33,860,860	Home Interiors & Gifts, Inc. (b)	50,791

UTILITY - 0.0%
	Mirant Corp.
9,000,000	03 Revolver	90,000
2,000,000	364 Day Revolver	20,000
7,000,000	California Claim Loan	70,000
2,500,000	Cleco Trade Claim	25,000

		205,000

	Total Claims (Cost $30,974,101)	255,791

Shares

Common Stocks (k) - 0.4%
AEROSPACE - 0.0%
7,023	Delta Air Lines, Inc.	57,516

BROADCASTING - 0.0%
152,363	Communications Corp. of America (b) (c)	—

ENERGY - 0.2%
103,200	Panda Hereford Ethanol, L.P. (b)	1,124,880

GAMING/LEISURE - 0.0%
4	Nevada Land Group, LLC (b)	270,073

METALS/MINERALS - 0.1%
5,542	Euramax International, Inc. (b)	318,942

TRANSPORTATION — LAND TRANSPORTATION - 0.1%
2,023	JHT Holdings, Inc (b)	—
20,347	SIRVA Worldwide, Inc. (b)	895,675

		895,675

UTILITY - 0.0%
153,229	Entegra TC, LLC	11,492

3,178	GBGH, LLC (b)	—

		11,492

	Total Common Stocks (Cost $5,783,241)	2,678,578

Units

Warrants (k) - 0.0%
AEROSPACE - 0.0%
	IAP Worldwide Services, Inc.
86,304	Series A, expires 06/12/15,	—
	IAP Worldwide Services, Inc.
25,276	Series B, expires 06/12/15,	—

See accompanying Notes to Investment Portfolio.	7

INVESTMENT PORTFOLIO (unaudited) (continued)

As of November 30, 2009	Highland Floating Rate Advantage Fund

Units		Value ($)
Warrants (continued)
AEROSPACE (continued)
	IAP Worldwide Services, Inc.
12,797	Series C, expires 06/12/15,	—

		—

ENERGY - 0.0%
345,538	Value Creation, Inc., expires 01/28/14 (b)	—
345,538	Value Creation, Inc., expires 01/28/14 (b)	—

		—

	Total Warrants (Cost $—)	—

Total Investments - 117.7%		776,335,680

(Cost of $1,288,859,811) (l)
Other Assets & Liabilities, Net — (17.7)%		(116,999,400)

Net Assets - 100.0%		$659,336,280

(a)	Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which the Fund invests generally pay interest at rates which are periodically determined by reference to a base lending rate plus a spread. (Unless otherwise identified by footnote (h), all senior loans carry a variable rate interest.) These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. The rate shown represents the weighted average rate at November 30, 2009. Senior loans, while exempt from registration under the Securities Act of 1933, (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.

(b)	Represents fair value as determined by the Fund’s Board of Trustees (the “Board”) or its designees in good faith, pursuant to the policies and procedures approved by the Board. Securities with a total aggregate market value of $57,463,871, or 8.7% of net assets, were fair valued as of November 30, 2009.

(c)	Affilated issuer. Under Section2(a)(3) of the 1940 Act, a portfolio company is defined as “affiliated” if a Fund owns five percent or more of its voting stock. The Fund held at least five percent of the outstanding voting stock of the following companies during the period ended November 30, 2009.

	Par Value at	Shares at	Market Value
	November	November	August 31,	November
	30, 2009	30, 2009	2009	30, 2009

ComCorp Broadcasting, Inc. (Senior Loans) *	$2,862,493	—	$1,736,584	$2,126,832
Communications Corp of America (Common Stock)	—	152,363	—	—

	$2,862,493	152,363	$1,736,584	$2,126,832

*	Company is a wholly owned subsidiary of Communications Corp. of America.

(d)	The issuer is in default of its payment obligation. Income is not being accrued.

(e)	Senior Loan assets have additional unfunded loan commitments. As of November 30, 2009, the Fund had unfunded loan commitments, which could be extended at the option of the Borrower, pursuant to the following loan agreements:

Unfunded
Loan
Borrower	Commitment
Broadstripe, LLC	$3,550,689
Mobileserv Ltd.	£2,500,000
SIRVA Worldwide, Inc.	$1,917,321
Sorrenson Communications, Inc.	2,000,000
Tronox Worldwide LLC	4,092,991
Vivarte	€3,164,000
Water PIK, Inc.	$1,000,000
Warner Chilcott Co., LLC	225,424

$18,450,425

(f)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.

(g)	Senior Loan held on participation.

(h)	Fixed rate senior loan.

(i)	Floating rate asset. The interest rate shown reflects the rate in effect at November 30, 2009.

(j)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold, in transactions exempt from registration, to qualified institutional buyers. At November 30, 2009, these securities amounted to $27,852,447 or 4.2% of net assets.

(k)	Non-income producing security.

(l)	Cost for U.S. Federal income tax purposes is $1,289,437,527. Unrealized appreciation and depreciation on investments are as follows:

Gross unrealized appreciation	$6,156,771
Gross unrealized depreciation	(519,258,618)

Net unrealized depreciation	$(513,101,847)

See accompanying Notes to Investment Portfolio.	8

INVESTMENT PORTFOLIO (unaudited) (continued)

As of November 30, 2009	Highland Floating Rate Advantage Fund

AUD	Australian Dollar
EUR	Euro Currency
GBP	Great Britain Pound
SEK	Swedish Kronor

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
DIP	Debtor-in-Possession
PIK	Payment-in-Kind

Foreign Denominated Senior Loans
Industry Concentration Table:
(% of Net Assets)

Financial	4.7%
Diversified Media	4.0%
Broadcasting	3.3%
Retail	2.0%
Food/Tobacco	1.2%
Telecommunications	1.0%
Cable/Wireless Video	0.9%
Healthcare	0.9%
Consumer Durables	0.6%
Gaming/Leisure	0.2%

Total	18.8%

Forward foreign currency contracts outstanding as of November 30, 2009 were as follows:

		Principal		Net
Contracts		Amount		Unrealized
to Buy or		Covered by		Appreciation/
to Sell	Currency	Contracts	Expiration	(Depreciation)
Sell	EUR	31,965,000	02/03/10	$(1,939,934)
Sell	EUR	805,000	05/14/10	(1,031)
Sell	GBP	14,516,000	02/03/10	654,660
Sell	GBP	13,570,000	05/14/10	359,579

				$(926,726)

See accompanying Notes to Investment Portfolio.	9

NOTES TO INVESTMENT PORTFOLIO

As of September 30, 2009 (unaudited)	Highland Floating Rate Advantage Fund
Security Valuation
In computing the Fund’s net assets attributable to common shares, securities with readily available market quotations use those quotations for valuation. When portfolio securities are traded on the relevant day of valuation, the valuation will generally be the last reported sale price on that day. If there are no such sales on that day, the security will be valued at the mean between the most recently quoted bid and asked prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day may be priced by an independent pricing service. Generally, the Fund’s loan and bond positions are not traded on exchanges and consequently are valued based on a mean of the bid and ask price from the third-party pricing services or broker-dealer sources that Highland Capital Management, L.P. (the “Investment Adviser”) has determined generally has the capability to provide appropriate pricing services and is approved by the Fund’s Board.
Securities for which market quotations are not readily available, for which the Fund has determined the price received from a pricing service or broker-dealer is “stale” or otherwise do not represent fair value (including when events materially affect the value of securities that occur between the time when market price is determined and calculation of the Fund’s net asset value), will be valued by the Fund at fair value, as determined by the Board or its designee in good faith in accordance with procedures approved by the Board, taking into account factors reasonably determined to be relevant, including: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces that influence the market in which these securities are purchased and sold. In these cases, the Fund’s net assset value will reflect the affected portfolio securities’ fair value as determined in the judgement of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value secirities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their net asset values. Determination of fair value is uncertain because it involves subjective judgements and estimates not easily substantiated.
There can be no assurance that the Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security. Short-term investments, that is, those with a remaining maturity of 60 days or less, are valued at amortized cost, a method of valuation which approximates market value. Repurchase agreements are valued at cost plus accrued interest. Foreign price quotations are converted to U.S. dollar equivalents using the 4:00 PM London Time Spot Rate.
Forward Foreign Currency Contracts
In order to minimize the movement in net asset value resulting from a decline or appreciation in the value of a particlular foreign currency against the U.S. dollar or another foreign currency or for other reasons, the Fund is authorized to enter into forward currency exchange contracts. These contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time the contract is initiated. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow the Fund to establish a rate of exchange for a future point in time.
The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against changes in the value of foreign currencies. Upon entering into such contracts, daily fluctuations in the value of the contract are recorded for financial statement purposes as unrealized gains or losses by the Fund. At the expiration of the contracts the Fund realizes the gain or loss. Upon entering into such contracts, the Fund bears the risk of exchange rates moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the forward contracts and may realize a loss. With forwards, there is counterparty credit risk to the Fund since the forwards are not exchange traded, and there is not a clearinghouse that guarantees the forwards against default. For open forward foreign currency contracts see the Investment Portfolio, which is also indicative of activity for the nine months ended, November 30, 2009.
Fair Value Measurements:
The Fund has performed an analysis of all existing investments and derivative instruments to determine the significance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:
Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;
Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades; broker quotations that constitute an executable price; and alternative pricing sources supported by observable inputs are classified within Level 2. Level 2 inputs are either directly or indirectly observable for the asset in connection with market data at the measurement date; and
Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

10

NOTES TO INVESTMENT PORTFOLIO (continued)

As of November 30, 2009 (unaudited)	Highland Floating Rate Advantage Fund
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund’s assets as of November 30, 2009 are as follows:

			Level 2	Level 3
	Total Value at	Level 1	Signficant	Significant
	November	Quoted	Observable	Unobservable
Investments in Securities:	30, 2009	Price	Input	Input
Common Stocks
Aerospace	$57,516	$57,516	$—	$—
Chemicals	1,124,880	—	—	1,124,880
Gaming/Leisure	270,073	—	—	270,073
Metals/Minerals	318,942	—	—	318,942
Transportation	895,675	—	—	895,675
Utility	11,492	—	—	11,492
Debt
Senior Loans	745,186,621	—	419,630,369	325,556,252
Asset-Backed Securities	19,656,930	—	—	19,656,930
Corporate Debt	8,557,760	—	8,557,760	—
Claims	255,791	—	—	255,791

Total	$776,335,680	$57,516	$428,188,129	$348,090,035

Other Financial Instruments*
Liabilities	$926,726	$—	$926,726	$—

Total	$926,726	$—	$926,726	$—

*	Other financial instruments are derivative instruments not reflected in the Investments Portfolio, such as forwards, which are valued at the unrealized appreciation/ (depreciation) on the investment.
The Fund did not have any liabilities that were measured at fair value or level 3 on a recurring basis at November 30, 2009.
The table below set forth a summaary of changes in the Fund’s assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the nine months ended November 30, 2009

			Net amortization/
	Balance as of	Transfers	(accretion) of	Net	Net	Net	Balance as of
Assets at Fair Value using	August 31,	in/(out)	premium/	realized	unrealized	purchase/	November 30,
unobservable inputs (Level 3)	2009	of Level 3	(discount)	gains/(losses)	gains/(losses)	(sales) *	2009
Common Stocks
Chemicals	$1,124,911	$—	$—	$—	$(31)	$—	$1,124,880
Gaming/Leisure	—	—	—	—	(810,219)	1,080,292	270,073
Metals/Minerals	222,013	—	—	—	96,929	—	318,942
Transportation -
Land Transportation	953,664	—	—	—	(57,989)	—	895,675
Utility	192,288	—	—	(374,347)	(288,234)	481,785	11,492
Debt
Senior Loans	404,440,157	(28,596,264)	647,079	(11,326,593)	24,552,387	(64,160,514)	325,556,252
Asset-Backed Securities	8,743,963	—	—	177,352	11,240,444	(504,829)	19,656,930
Claims	201,290	205,000		(6,829,761)	7,026,273	(347,011)	255,791

Total	$415,878,286	$(28,391,264)	$647,079	$(18,353,349)	$41,759,560	$(63,450,277)	$348,090,035

*	Includes any applicable borrowings and/ or paydowns made on revolving credit facilities held in the Fund’s Investment Portfolio
The net unrealized gains presented in the table above relates to investments that are still held at November 30, 2009.
Investments designated as Level 3 may include assets valued using quotes or indications furnished by brokers which are based on models or estimates and may not be executable prices. In light of the developing market conditions, the Investment Adviser continues to search for observable data points and evaluate broker quotes and indications received for portfolio investments. As a result, for the three months ended November 30, 2009, $28,391,264 of the Fund’s portfolio investments were transferred to/ from Level 3 to Level 2. Determination of fair values is uncertain because it involves subjective judgements and estimates not easily substantiated.
For more information with regard to significant accounting policies, see the most recent annual report filed with the Securities and Exchange Commission.

11

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Highland Floating Rate Advantage Fund

By (Signature and Title)*	/s/ R. Joseph Dougherty
R. Joseph Dougherty, Chief Executive Officer and President
(principal executive officer)
Date 1/15/10
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ R. Joseph Dougherty
R. Joseph Dougherty, Chief Executive Officer and President
(principal executive officer)
Date 1/15/10

By (Signature and Title)*	/s/ M. Jason Blackburn
M. Jason Blackburn, Chief Financial Officer, Treasurer and Secretary
(principal financial officer)
Date 1/15/10

*	Print the name and title of each signing officer under his or her signature.